Operations and principal activities - Reorganization (Details) $ / shares in Units, ¥ in Thousands, $ in Thousands	1 Months Ended			12 Months Ended
	May 31, 2019 USD ($) Vote $ / shares shares	May 31, 2019 CNY (¥) Vote shares	Aug. 31, 2018 Vote	Dec. 31, 2021 CNY (¥)	Dec. 31, 2020 CNY (¥)	Dec. 31, 2019 USD ($) shares	Dec. 31, 2019 CNY (¥) shares	Dec. 31, 2021 USD ($) $ / shares shares	Dec. 31, 2021 CNY (¥) shares	Dec. 31, 2020 $ / shares	Dec. 31, 2020 CNY (¥) shares	Aug. 22, 2014 $ / shares shares
Operations and Reorganization [Line Items]
Authorized shares (in shares)	850,000,000							850,000,000	850,000,000
Authorized share capital | $	$ 425							$ 425
VIEs and VIEs Subsidiaries
Operations and Reorganization [Line Items]
Banking Regulation, Total Capital, Actual | ¥									¥ 4,547		¥ 4,547
Service fee paid to WOFE | ¥				¥ 826,500	¥ 125,100		¥ 323,400
IPO
Operations and Reorganization [Line Items]
Proceeds from Issuance of Common Stock	$ 187,500	¥ 1,267,000				$ 187,500	¥ 1,267,000
Series A preferred shares
Operations and Reorganization [Line Items]
Number of Shares												8,000,000
Convertible redeemable preferred shares issue price (in dollars per share) | $ / shares												$ 0.40
Number of shares redesignated						(8,000,000)	(8,000,000)
Class A ordinary shares
Operations and Reorganization [Line Items]
Authorized shares (in shares)	750,000,000							750,000,000	750,000,000		750,000,000
Par value (in dollars per share) | $ / shares	$ 0.0005							$ 0.0005		$ 0.0005
Stock Issued During Period, Shares, New Issues	11,500,000	11,500,000
Number of shares redesignated	66,613,419	66,613,419
Number of votes per share | Vote	1	1
Class A ordinary shares | IPO
Operations and Reorganization [Line Items]
Stock Issued During Period, Shares, New Issues	11,500,000	11,500,000
Class B ordinary shares
Operations and Reorganization [Line Items]
Authorized shares (in shares)	20,000,000							20,000,000	20,000,000		20,000,000
Par value (in dollars per share) | $ / shares	$ 0.0005							$ 0.0005		$ 0.0005
Number of shares redesignated	12,000,000	12,000,000
Number of votes per share | Vote	30	30	1
Ordinary shares, undesignated
Operations and Reorganization [Line Items]
Authorized shares (in shares)	80,000,000							80,000,000	80,000,000
Par value (in dollars per share) | $ / shares	$ 0.0005							$ 0.0005
ADR [Member] | IPO
Operations and Reorganization [Line Items]
Stock Issued During Period, Shares, New Issues	14,950,000	14,950,000
Share Price | $ / shares	$ 13.80